RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2014
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

NOTE - 9 RELATED PARTY TRANSACTIONS

Starting in December of 2013, the company will rent space from our CEO on a month to month basis for $2,080 per month with no additional commitments space for business operations and corporate headquarters from its president and CEO.

The company paid off officer loans of $4,495 during the year ended November 30, 2013.